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                        AMERICAN INDEPENDENCE FUNDS TRUST

                     INTERNATIONAL MULTI-MANAGER STOCK FUND

                        SUPPLEMENT DATED DECEMBER 7, 2001
                        TO PROSPECTUS DATED MARCH 1, 2001

     The first paragraph under the heading "Investment Advisers" on page 30 of the prospectus is revised and restated to reflect that, effective August 31, 2001, Causeway Capital Management LLC has replaced Merrill Lynch Investment Managers, L.P. as one of the sub-advisers to the International Equity Portfolio, the master portfolio in which the International Multi-Manager Fund invests all its investable assets. The second paragraph under the heading "International Equity Portfolio" on page 41 is revised and restated to reflect the same change of sub-adviser. The description of Merrill Lynch Investment Managers, L.P. on page 41 of the prospectus is deleted and replaced with the following: Causeway Capital Management LLC, ("Causeway") 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025 is a professional international and global equity management firm. Causeway was formed in June 2001 by former key international equity management personnel from Merrill Lynch Investment Managers, L.P. As of October 31, 2001, Causeway had approximately $1.2 billion in assets under management, which included approximately $691.1 million of assets of AMR Corporation (the parent company of the Manager) and its subsidiaries and affiliated entities.



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                        AMERICAN INDEPENDENCE FUNDS TRUST

                     INTERNATIONAL MULTI-MANAGER STOCK FUND

                        SUPPLEMENT DATED DECEMBER 7, 2001
           TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2001

      The third paragraph under the heading "International Multi-Manager Stock Fund" on page 39 of the Statement of Additional Information is revised and restated to reflect that, effective August 31, 2001, Causeway Capital Management LLC ("Causeway") has replaced Merrill Lynch Investment Managers, L.P. as one of the sub-advisers to the International Equity Portfolio. The fifth paragraph on page 40 of the Statement of Additional Information has been replaced with the following: Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is a professional international and global equity management firm that began operations in June 2001. Assets under management as of October 31, 2001 were approximately $1.2 billion, which included approximately $691.1 million of assets of AMR Corporation (the parent company of the Manager) and its subsidiaries and affiliated entities. The advisory contract between AMR and Causeway provides for Causeway to receive an annualized advisory fee equal to 0.20% of the first $750 million in AMR Trust assets under management and 0.15% of all excess such assets under management.